Intangible assets - pre-publication	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets - pre-publication
20. Intangible assets –
pre-publication

All figures in £ millions	2020	2019
Cost
At beginning of year	2,275	2,096
Exchange differences	(48)	(66)
Additions	323	306
Disposals	(31)	(82)
Transfer from property, plant and equipment	—	9
Transfer (to)/from intangible assets	(5)	12

At end of year	2,514	2,275

Amortisation
At beginning of year	(1,405)	(1,279)
Exchange differences	45	53
Charge for the year	(280)	(261)
Disposals	31	82

At end of year	(1,609)	(1,405)

Carrying amounts at end of year	905	870

Included in the above are
pre-publication
assets amounting to £607m (2019: £585m) which will be realised in more than one year. Amortisation is included in the income statement in cost of goods sold. In addition to the above, in 2019 there was a £10m charge and additions of £13m relating to assets and liabilities held for sale (see note 32).
Key areas of estimation

•	The recoverability of prepublication assets and in particular the assessment of the useful economic lives of pre-publication assets. The key assumption is the estimate of future potential sales.
Pre-publication assets are assessed for impairment triggers on an annual basis or when triggering events occur. In 2020, the impact of COVID-19 resulted in a full impairment analysis being undertaken on pre-publication assets. The impairment test showed that there is adequate headroom across all pre-publication assets and accordingly no impairment charges were recognised.